LOAN SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Schedule of Participating Mortgage Loans [Table Text Block]

The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2012	2011
Balance, beginning of the year	$213,079	$196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$244,672	$213,079